Cover	Aug. 16, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2026
Entity File Number	001-37854
Entity Registrant Name	CHRONOSCALE HOLDINGS CORPORATION
Entity Central Index Key	0001549084
Entity Tax Identification Number	42-3357005
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2440 Sand Hill Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	214
Local Phone Number	427-1704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CHRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	ChronoScale Corporation
Entity Address, Address Line Two	3811 Turtle Creek Blvd. Suite 2100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219